                         SUPPLEMENT DATED AUGUST 1, 2005
                                       TO
                          PROSPECTUS DATED MAY 2, 2005

This Supplement is intended for distribution with prospectuses dated May 2, 2005 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Venture Variable Annuity," "Venture III Variable Annuity," "Vantage Variable Annuity," or "Vision Variable Annuity." We refer to these prospectuses as the "Product Prospectuses."

                      REVISIONS TO THE PRODUCT PROSPECTUSES

A. WE CLOSE A MODEL ALLOCATION FOR THE PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDERS:

Effective August 1, 2005, the Model Allocation named CORE HOLDINGS OF AMERICA in the Product Prospectuses is NOT available with Principal Plus and Principal Plus for Life optional benefit riders.

We will, however, allow you to continue to allocate a contract's contract value to the Core Holdings of America Model Allocation if:

     o we issued your contract prior to August 1, 2005 with a Principal Plus or Principal Plus for Life optional benefit rider, and

     o you used the Core Holdings of America Model Allocation on August 1, 2005, and

     o you continue to allocate your entire contract value (other than amounts in a Fixed Account under our DCA program), including future purchase payments, to the Core Holdings of America Model Allocation, and

     o you rebalance your entire contract value to the Core Holdings of America Model on a quarterly basis.

You will no longer be able to use the Core Holdings of America Model Allocation if you transfer your contract value to any of the Lifestyle Portfolios ,to any other Model Allocation, or to any variable investment option as permitted in the Core Holdings of America Model Allocation.

B. WE ADD A MODEL ALLOCATION FOR THE PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDERS:

Effective August 1, 2005, we add a new Model Allocation named FUNDAMENTAL HOLDINGS OF AMERICA to the table of Model Allocations shown in the Product Prospectuses, as follows:

  --------------------------------------------------------------------------------
  MODEL ALLOCATION NAME    PERCENTAGE ALLOCATION OF   PORTFOLIO NAME
                          EACH PORTFOLIO WITHIN THE
                              MODEL ALLOCATION
  --------------------------------------------------------------------------------
  Fundamental Holdings
    of America                      25%               American Growth-Income Trust
  --------------------------------------------------------------------------------
                                    25%               American Growth Trust
  --------------------------------------------------------------------------------
                                    15%               American International Trust
  --------------------------------------------------------------------------------
                                    35%               American Bond Trust
  --------------------------------------------------------------------------------


Vantage 333-71072
Venture 333-70728 & 333-70730
Venture III 333-70850
NYVenture 33-79112 & 33-46217
NYVenture III 333-83558
Vision 333-71074